Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2018	2017
Trade creditors	$111.8	$108.4
Accrued interest	12.5	4.8
Other creditors and accruals	69.0	60.3
Total accounts payable and accrued liabilities	$193.3	$173.5